Business segment information	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Business segment information	Business segment information
The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.
The Company determines and presents operating segments based on the information that is provided to the CODM. The Company operates as one single business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. There have been no changes to the basis of segmentation or the measurement basis for the segment results in the period.
The Company is a clinical research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution. The Company has expanded predominately through internal growth together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.
The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.
ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.
ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories. The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark up policy is reviewed annually to ensure that it is market appropriate.
The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.
The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Bulgaria, Portugal, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China (including Hong Kong), South Korea,
Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, South Africa and Serbia.
The geographical distribution of the Company’s segment measures as at June 30, 2019 and December 31, 2018 and for the three and six months ended June 30, 2019 and June 30, 2018 is as follows:
a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland *	$310,477	$260,120	$608,960	$495,230
Rest of Europe	94,192	96,692	184,637	191,732
U.S.	222,312	221,201	440,852	446,871
Rest of World	68,156	63,597	135,540	127,902

Total	$695,137	$641,610	$1,369,989	$1,261,735
* All sales shown for Ireland are export sales.
b) The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland	$78,052	$49,587	$148,673	$119,397
Rest of Europe	5,663	11,658	11,513	16,826
U.S.	16,300	14,703	33,407	26,505
Rest of World	6,075	5,964	14,443	10,904

Total	$106,090	$81,912	$208,036	$173,632

c) The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland	$78,052	$62,077	$148,673	$131,887
Rest of Europe	5,663	11,658	11,513	16,826
U.S.	16,300	14,703	33,407	26,505
Rest of World	6,075	5,964	14,443	10,904

Total	$106,090	$94,402	$208,036	$186,122

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30, 2019	December 31, 2018
	(in thousands)
Ireland	$101,858	$106,206
Rest of Europe	10,387	9,807
U.S.	24,876	25,535
Rest of World	19,110	17,121

Total	$156,231	$158,669

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Ireland	$6,836	$7,979	$14,568	$15,864
Rest of Europe	1,460	1,624	2,664	3,163
U.S.	5,851	6,302	11,263	12,601
Rest of World	1,041	1,141	2,190	2,316

Total	$15,188	$17,046	$30,685	$33,944

f) The distribution of total assets by geographical area was as follows:

	June 30, 2019	December 31, 2018
	(in thousands)
Ireland	$1,167,602	$1,073,411
Rest of Europe	649,996	514,010
U.S.	734,408	646,512
Rest of World	167,090	120,322

Total	$2,719,096	$2,354,255